INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investments Disclosure [Abstract]
Schedule of trading securities
The Company's trading securities were included in the following captions in our consolidated balance sheets (in millions):

December 31,	2012	2011
Marketable securities	$184	$138
Other assets	82	73
Total trading securities	$266	$211

Certain Debt and Marketable Equity Securities, Available-for-Sale And Held-To-Maturity Securities, Value and Maturities
As of December 31, 2012 and 2011, available-for-sale and held-to-maturity securities consisted of the following (in millions):

		Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
2012
Available-for-sale securities:[1,2]
Equity securities	$957	$441	$(10)	$1,388
Debt securities	3,169	46	(10)	3,205
	$4,126	$487	$(20)	$4,593
Held-to-maturity securities:
Bank and corporate debt	$—	$—	$—	$—
2011
Available-for-sale securities:[1]
Equity securities	$834	$237	$—	$1,071
Debt securities	332	1	(3)	330
	$1,166	$238	$(3)	$1,401
Held-to-maturity securities:
Bank and corporate debt	$113	$—	$—	$113

[1]	Refer to Note 16 for additional information related to the estimated fair value.

[2]
During 2012, the Company made a change to its overall cash management program. In an effort to manage counterparty risk and diversify our assets, the Company began to make additional investments in high-quality securities. These investments are primarily classified as available-for-sale securities.

Schedule of Realized Gain (Loss) [Table Text Block]	The sale and/or maturity of available-for-sale securities resulted in the following activity (in millions):

Years Ending December 31,	2012	2011
Gross gains	$41	$5
Gross losses	(35)	(1)
Proceeds	5,036	37

Investments By Balance Sheet Grouping
The Company's available-for-sale and held-to-maturity securities were included in the following captions in our consolidated balance sheets (in millions):

	December 31, 2012		December 31, 2011
	Available- for-Sale Securities	Held-to- Maturity Securities	Available- for-Sale Securities	Held-to- Maturity Securities
Cash and cash equivalents	$9	$—	$—	$112
Marketable securities	2,908	—	5	1
Other investments, principally bottling companies	1,087	—	986	—
Other assets	589	—	410	—
	$4,593	$—	$1,401	$113

Contractual maturity amounts of the investment securities
The contractual maturities of these investments as of December 31, 2012, were as follows (in millions):

	Available-for-Sale Securities		Held-to-Maturity Securities
	Cost	Fair Value	Amortized Cost	Fair Value
Within 1 year	$1,003	$1,001	$—	$—
After 1 year through 5 years	1,590	1,598	—	—
After 5 years through 10 years	270	299	—	—
After 10 years	306	307	—	—
Equity securities	957	1,388	—	—
	$4,126	$4,593	$—	$—